Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets [Table Text Block]
Our definite-lived intangible assets as of September 30, 2016 and December 31, 2015 are as follows:

	Successor	Predecessor
	September 30,	December 31,
	2016	2015

Trademarks	$917,000	$1,047,000
Technology	6,576,000	2,355,000
Customer and clinician relationships	904,000	708,000
	8,397,000	4,110,000
Less accumulated amortization	(343,575)	(1,596,606)
	$8,053,425	$2,513,394

Schedule of Goodwill [Table Text Block]
Changes in goodwill for the periods presented follows:

	Successor	Predecessor
Balance, at December 31, 2014	$-	$1,128,517

2015 impairment	-	(1,128,517)
Balance, at December 31, 2015	-	-

Fresh start accounting	2,079,284

Balance, at September 30, 2016	$2,079,284

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2016 (October 1, 2016 – December 31, 2016)	$213,000
2017	852,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2016	$308,376
2017	308,376
2018	242,001
2019	219,876
2020	219,876
Thereafter	1,214,889